Accounts payable and accrued liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

7. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	September 30,	March 31,
	2024	2024
Trade payables	805,613	562,352
Accrued liabilities	12,019	125,951
Provisions	40,926	66,899
Total	858,558	755,202

Included in trade payables is an amount of $93,750 of share settled share issuance costs not yet settled. Refer Note 12.

8. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	March 31,	March 31,
	2024	2023
Trade payables	562,352	1,628,143
Accrued liabilities	125,951	162,557
Provisions	66,899	—
Total	755,202	1,790,700